Long-Term Debt (Details Narrative) (USD $)	12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011
Debt Disclosure [Abstract]
Interest expense on long-term debt	$ 196,101	$ 568,424	$ 205,539